Fair Value Measurement - Schedule of Available-for-Sale Investments Include Convertible Bonds and Redeemable Preferred Shares Measured and Recorded at Fair Value on Recurring Basis (Details) - Recurring Basis - Convertible Bonds - CNY (¥)
¥ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	¥ 34,207	¥ 10,240
Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	20,077
Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	34,207	10,240
Significant Other Observable Inputs Level 2 | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	20,077
Convertible Bond
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	14,130	10,240
Convertible Bond | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	¥ 14,130	¥ 10,240